Concentrations, Risks and Uncertainties - Schedule of Concentration of Sales Revenues and Sales Costs (Details) - Revenue Benchmark [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue		$ 412,146
Revenue , percentage		29.44%
Cost of revenue, percentage		29.44%
Customer Concentration Risk [Member] | Customer B [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue		$ 333,450
Revenue , percentage		23.82%
Cost of revenue, percentage		23.82%
Customer Concentration Risk [Member] | Customer E [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue		$ 245,577
Revenue , percentage		17.54%
Cost of revenue, percentage		17.54%
Customer Concentration Risk [Member] | Customer F [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue		$ 192,890
Revenue , percentage		13.78%
Cost of revenue, percentage		13.78%
Customer Concentration Risk [Member] | Customer G [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue	$ 972,280	$ 120,362
Revenue , percentage	33.73%	8.60%
Cost of revenue, percentage	33.73%	8.60%
Customer Concentration Risk [Member] | Customer C [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue	$ 377,417
Revenue , percentage	13.09%
Cost of revenue, percentage	13.09%
Customer Concentration Risk [Member] | Customer D [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue	$ 367,744
Revenue , percentage	12.76%
Cost of revenue, percentage	12.76%
Customer Concentration Risk [Member] | Customer H [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue	$ 301,093
Revenue , percentage	10.44%
Cost of revenue, percentage	10.44%
Customer Concentration Risk [Member] | Customer I [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue	$ 252,573
Revenue , percentage	8.76%
Cost of revenue, percentage	8.76%
Customer Concentration Risk [Member] | Third-Party Customers [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue	$ 2,271,107	$ 1,304,425
Revenue , percentage	78.78%	93.18%
Cost of revenue, percentage	78.78%	93.18%
Supplier Concentration Risk [Member] | Supplier A [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue , percentage	21.65%	54.58%
Cost of revenue	$ 619,696	$ 724,785
Cost of revenue, percentage	21.65%	54.58%
Supplier Concentration Risk [Member] | Supplier B [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue , percentage	12.85%	30.41%
Cost of revenue	$ 367,950	$ 403,820
Cost of revenue, percentage	12.85%	30.41%
Supplier Concentration Risk [Member] | Supplier C [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue , percentage	22.42%	15.00%
Cost of revenue	$ 641,949	$ 199,173
Cost of revenue, percentage	22.42%	15.00%
Supplier Concentration Risk [Member] | Supplier D [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue , percentage	9.32%
Cost of revenue	$ 266,778
Cost of revenue, percentage	9.32%
Supplier Concentration Risk [Member] | Supplier E [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue , percentage	8.95%
Cost of revenue	$ 256,240
Cost of revenue, percentage	8.95%
Supplier Concentration Risk [Member] | Third Party Supplier [Member]
Schedule of Concentration of Sales Revenues and Sales Costs [Line Items]
Revenue , percentage	75.19%	99.99%
Cost of revenue	$ 2,152,613	$ 1,327,778
Cost of revenue, percentage	75.19%	99.99%